GOODWILL - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 0	$ 35,767	$ 11,623
Bond [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 35,767